Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Jul. 31, 2025
Prepaid Expenses and Other Current Assets, Net (Details) [Line Items]
Advance payment			$ 1,110,000,000,000
Advertising amount		$ 2,174,686
Uncollected convertible notes				$ 450,000
Forecast [Member]
Prepaid Expenses and Other Current Assets, Net (Details) [Line Items]
Deducting related fees received	$ 412,000